Changes in the Corporation's liability of estimated losses associated with customary respresentations and warranties related to loans sold by BPPR (Detail) (Indemnification Guarantee Member, Banco Popular De Puerto Rico [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Indemnification Guarantee Member | Banco Popular De Puerto Rico [Member]
Guarantor Obligations [Line Items]
Balance as of beginning of period	$ 7,587	$ 8,522
Additions for new sales	13,747	0
Provision (reversal) for representations and warranties	(332)	(25)
Net charge-offs / terminations	(1,725)	(910)
Balance as of end of period	$ 19,277	$ 7,587